Regulatory Charges	12 Months Ended
Dec. 31, 2018
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Regulatory Charges

23. REGULATORY CHARGES

	2018	2017
Liabilities
Global Reversion Reserve (RGR)	29	37
Energy Development Account (CDE)	122	206
Regulator inspection fee – ANEEL	2	2
Energy Efficiency Program	258	224
Research and development (R&D)	225	233
Energy System Expansion Research	2	3
National Scientific and Technological Development Fund	5	5
Proinfa – Alternative Energy Program	7	7
Royalties for use of water resources	6	15
Emergency capacity charge	31	31
Others	6	—

	693	763

Current liabilities	514	513
Non-current liabilities	179	250